Risk management - Financial assets and liabilities denominated in foreign currency (Details) - Currency risk [member] $ in Millions	12 Months Ended
Dec. 31, 2021 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
One Percent variations in exchange rate, Effect on income before income taxes	$ 16,432
One percent variations in exchange rate, effect on other comprehensive income	524,727
Five Percent variations in exchange rate, Effect on income before income taxes	82,161
Five Percent variations in exchange rate, effect on other comprehensive income	$ 2,623,635